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MassMutual Mid Cap Growth Fund
MassMutual Mid Cap Growth Fund
MASSMUTUAL FUNDS
MassMutual Mid Cap Growth Fund
(the “Fund”)
Supplement dated February 28, 2024 to the
Prospectus dated February 1, 2024 and the Summary Prospectus dated February 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus. It should be retained and read in conjunction with the Prospectus and Summary Prospectus.

The following information replaces similar information for the MassMutual Mid Cap Growth Fund found in the section titled “Fees and Expenses of the Fund” (beginning on page 80 of the Prospectus):
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - MassMutual Mid Cap Growth Fund		Class I	Class R5	Service Class	Administrative Class	Class R4	Class A		Class R3	Class Y
Management Fees	[1]	0.64%	0.64%	0.64%	0.64%	0.64%	0.64%		0.64%	0.64%
Distribution and Service (Rule 12b-1) Fees		none	none	none	none	0.25%	0.25%		0.50%	none
Other Expenses		0.04%	0.14%	0.24%	0.34%	0.24%	0.29%	[1]	0.24%	0.14%
Total Annual Fund Operating Expenses		0.68%	0.78%	0.88%	0.98%	1.13%	1.18%		1.38%	0.78%
Expense Reimbursement		0.02%	0.02%	0.02%	0.02%	0.02%	0.02%		0.02%	0.02%
Total Annual Fund Operating Expenses After Reimbursement	[2]	0.66%	0.76%	0.86%	0.96%	1.11%	1.16%		1.36%	0.76%
[1]	Management Fees and Other Expenses have been restated to reflect current fees.
[2]	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.66%, 0.76%, 0.86%, 0.96%, 1.11%, 1.16%, 1.36%, and 0.76% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively. The Total Annual Fund Operating Expenses after Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. For Class A shares, the example includes the front-end sales charge. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - MassMutual Mid Cap Growth Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class I	67	214	375	843
Class R5	78	245	429	962
Service Class	88	277	484	1,081
Administrative Class	98	308	538	1,198
Class R4	113	355	618	1,371
Class A	662	900	1,160	1,900
Class R3	138	433	751	1,654
Class Y	78	245	429	962

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE